Financial risk management - Value at risk (Details) - Currency risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk management
Total VaR	€ 36	€ 72
Profit	40	67
OCI	23	18
CTA	0	0
Weighted average
Risk management
Total VaR	19	32
Profit	15	25
OCI	21	23
CTA	0	0
Bottom of range
Risk management
Total VaR	8	19
Profit	9	12
OCI	11	9
CTA	0	0
Top of range
Risk management
Total VaR	36	72
Profit	40	67
OCI	25	40
CTA	€ 0	€ 0